                                                                                                                                                                                                                                                    Exhibit 99.1

Investor Certificateholders' Monthly Statement

Discover Card Master Trust I

Series 2007-CC Monthly Statement

Distribution Date: March 17, 2014

Month Ending: February 28, 2014

Pursuant to the Series Supplement dated as of July 26, 2007, as amended, relating to the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement") the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Second Amended and Restated Pooling and		As Exhibit 4.1 to the Current Report on Form 8-K filed on June 4, 2010 under file
Servicing Agreement		number 333-141703-02, as amended.

Series Supplement		As Exhibit 4.3 to the Current Report on Form 8-K filed on July 27, 2007 under file number 333-141703-02, as amended.
1	.	Principal Receivables for February, 2014	Beginning Balances	Ending Balances
(a)		Aggregate Investor Interest (including Series 2007-CC	$19,974,704,475.00	$18,656,522,656.00
		Investor Interest)
		Seller Interest	$9,661,149,444.34	$10,152,500,987.85
		Total Master Trust	$29,635,853,919.34	$28,809,023,643.85
(b)		Group One Investor Interest	$19,974,704,475.00	$18,656,522,656.00
(c)		Series 2007-CC Investor Interest	$19,056,818,183.00	$18,488,636,364.00
(d)		Total Master Trust # of Accounts	15,672,400	15,658,339
(e)		Minimum Principal Receivables Balance at the end of month (1)		$20,060,777,049.46
(f)		Amount by which Master Trust Principal Receivables Exceeded
		the Minimum Principal Receivables Balance at the end of month		$8,748,246,594.39
(g)		Percentage of the Principal Receivables that reflect Seller Interest		35.24%

2	.		Allocation Percentages at the beginning of February, 2014 (after giving effect to any increases in the Aggregate Investor
			Interest or the Series 2007-CC Investor Interest occurring during the month)

			(a) Series 2007-CC Finance Charge Collections Allocation Percentage			64.3033%
			(b) Series 2007-CC Principal Collections Allocation Percentage			64.3033%
			(c) Series 2007-CC Charge-Off Allocation Percentage			64.3033%
			(d) Series 2007-CC Interchange Allocation Percentage			64.3033%

3	.		Allocation of Receivables and other amounts collected during February, 2014
				Finance Charge Collections	Principal Collections	Interchange
		(a)	Allocation between Investors and Seller:
			Aggregate Investor Allocation
			(including Series 2007-CC Allocation)	$259,506,175.49	$4,124,419,626.49	$56,751,227.56
			Seller Allocation	$125,514,967.52	$1,994,851,931.57	$27,448,782.17
		(b)	Group One Allocation	$259,506,175.49	$4,124,419,626.49	$56,751,227.56
		(c) Series 2007-CC Allocation		$247,581,300.65	$3,934,893,547.79	$54,143,384.86
		(d)	Reallocation to Series 2007-CC from other Series	$0.00	$0.00	$0.00
		(e)	Reallocation from Series 2007-CC to other Series	$0.00	$558,288,907.46	$0.00
		(f)	Group One Portfolio Yield as an annualized percentage	14.54%	N/A	3.41%
			of the Aggregate Investor Interest (FCC yield excludes
			principal recoveries)
		(g)	Series 2007-CC Portfolio Yield as an annualized	14.54%	N/A	3.41%
			percentage of the Series Investor Interest (FCC yield
			excludes principal recoveries)
		(h)	Principal Collections as a monthly percentage of Master Trust Receivables			20.40%
			at the beginning of February, 2014
		(i)	Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.28%
			at the beginning of February, 2014
		(j)	Total Collections as a monthly percentage of Master Trust Receivables			21.69%
			at the beginning of February, 2014
		(k)	Interchange as a monthly percentage of Master Trust Receivables			0.28%
			at the beginning of February, 2014
		(l)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables			21.97%
			at the beginning of February, 2014
		(m)	Trust Collections deposited for the month (2)
					Prior Month	February, 2014
					$1,691,422,404.97	$1,280,262,297.59

4	.	Investor Charged-Off Amount			Cumulative Reductions in
					Series Investor Interests Due to
				February, 2014	Investor Charged-Off Amounts
(a)		Group One		$47,549,730.29	$0.00
(b)		Series 2007-CC		$45,364,716.45	$0.00
(c)		As an annualized percentage of
		Principal Receivables at the
		beginning of February, 2014		2.86%	N/A

5	.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
		(a) Group One			$33,291,174.13
		(b) Series 2007-CC			$31,761,363.64

6	.	Delinquency Summary
		Master Trust Receivables Outstanding at the end of February, 2014			$29,160,156,925.27

			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	22,619	$131,658,844.31	0.45%
		60-89 Days	16,057	$101,366,758.24	0.35%
		90-119 Days	12,540	$86,858,300.03	0.30%
		120-149 Days	10,374	$75,813,522.90	0.26%
		150-179 Days	9,580	$73,572,305.13	0.25%
		180+ Days	0	$0.00	0.00%
		Total	71,170	$469,269,730.61	1.61%

7	.	Investor Principal Charge-Offs on this Distribution Date (3)		Amount	Rate
		(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of February, 2014)		$47,549,730.29	2.86%
		(b)	Recoveries (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of February, 2014) (4)		$17,465,609.65	1.05%
		(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of February, 2014)		$30,084,120.64	1.81%

U.S. Bank National Association
as Trustee
By
Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust.

(2) Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates or Notes are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance.

(3) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

(4) Accounts designated as Removed Accounts in August 2013 did not include charged-off accounts. As such, total principal recoveries are not immediately impacted, therefore, the principal recovery rate is temporarily elevated due to the increased investor allocation resulting from a decrease in total Master Trust principal receivables.